Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information
Document Type	POS AM
Amendment Flag	true
Amendment description	Humanigen, Inc., a Delaware corporation (the “Company”), filed a Registration Statement on Form S-1 on November 20, 2019, which was declared effective on December 2, 2019 (as amended and supplemented, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 is being filed in order to update the prospectus forming a part of the Registration Statement based on information disclosed in the Company’s Annual Report on Form 10-K initially filed with the Securities and Exchange Commission on March 16, 2020.
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	HUMANIGEN, INC
Entity Central Index Key	0001293310
Entity Filer Category	Non-accelerated Filer